December 13, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	Intrepid Capital Management Funds Trust File Nos. 333-118634 and 811-21625 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Intrepid Capital Management Funds Trust (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Trust on December 8, 2004, which is the most recent amendment to such registration statement; and

        2.     the text of Pre-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 8, 2004.

Very truly yours,
INTREPID CAPITAL MANAGEMENT FUNDS TRUST
By: /s/ Mark F. Travis
Mark F. Travis
President